Balances and Transactions in Foreign Currencies - Summary of Balances and Transactions in Foreign Currencies (Detail) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 EUR (€)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets		$ 79,212			$ 80,364
Noncurrent assets		198,783			191,203
Current liabilities		57,960			46,221
Noncurrent liabilities		$ 88,159			$ 97,774
U.S. Dollar
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets	$ 21,358			$ 28,851
Noncurrent assets	70			14
Current liabilities	8,777			3,495
Noncurrent liabilities	$ 43,359			$ 52,591
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets | €			€ 0			€ 0
Noncurrent assets | €			0			0
Current liabilities | €			214			205
Noncurrent liabilities | €			€ 0			€ 0